Significant accounting policies - Restatement of previously issued Consolidated Financial Position (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Accumulated Deficit	€ (38,054,682)	€ (27,547,317)
Other financial liabilities	6,758,304	8,014,179
Equity and liabilities	€ 137,384,732	161,666,399
as initially Reported
Disclosure of initial application of standards or interpretations [line items]
Accumulated Deficit		(26,787,316)
Other financial liabilities		7,254,176
Equity and liabilities		161,666,399
Adjustment
Disclosure of initial application of standards or interpretations [line items]
Accumulated Deficit		(760,000)
Other financial liabilities		€ 760,000